Segment Information Geographic Allocation of Lease Rental Income and Management Fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Lease rental income	$ 619,760	$ 612,704	$ 549,454
Percent of Total, Lease rental income	100.00%	100.00%	100.00%
Percent of Total, Management fees	100.00%	100.00%	100.00%
Asia
Segment Reporting Information [Line Items]
Lease rental income	$ 329,567	$ 319,286	$ 280,331
Percent of Total, Lease rental income	53.20%	52.10%	51.00%
Percent of Total, Management fees	0.40%	0.10%	0.10%
Bermuda
Segment Reporting Information [Line Items]
Percent of Total, Management fees	60.20%	51.80%	43.40%
Europe
Segment Reporting Information [Line Items]
Lease rental income	$ 255,495	$ 255,753	$ 232,888
Percent of Total, Lease rental income	41.20%	41.70%	42.40%
Percent of Total, Management fees	30.80%	24.50%	29.30%
North / South America
Segment Reporting Information [Line Items]
Lease rental income	$ 31,786	$ 34,053	$ 30,480
Percent of Total, Lease rental income	5.10%	5.60%	5.50%
Percent of Total, Management fees	4.50%	23.10%	27.00%
All other international
Segment Reporting Information [Line Items]
Lease rental income	$ 2,912	$ 3,612	$ 5,755
Percent of Total, Lease rental income	0.50%	0.60%	1.10%
Percent of Total, Management fees	4.10%	0.50%	0.20%
Total Management Fees
Segment Reporting Information [Line Items]
Revenue	$ 15,239	$ 16,879	$ 14,994
Total Management Fees | Non Leasing From External Customers
Segment Reporting Information [Line Items]
Revenue	7,590	8,529	7,146
Total Management Fees | Non Leasing From External Customers | Asia
Segment Reporting Information [Line Items]
Revenue	28	7	4
Total Management Fees | Non Leasing From External Customers | Bermuda
Segment Reporting Information [Line Items]
Revenue	4,576	4,418	3,100
Total Management Fees | Non Leasing From External Customers | Europe
Segment Reporting Information [Line Items]
Revenue	2,334	2,089	2,097
Total Management Fees | Non Leasing From External Customers | North / South America
Segment Reporting Information [Line Items]
Revenue	342	1,970	1,928
Total Management Fees | Non Leasing From External Customers | All other international
Segment Reporting Information [Line Items]
Revenue	$ 310	$ 45	$ 17